Commitments and Contingencies (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Loss contingency estimate of potential losses		$ 300,000
Loss contigency settlement		100,000
Loss contigency losses		200,000
FG Group Holdings Inc [Member]
Product Information [Line Items]
Loss contingency accrual			$ 300,000
Loss contingency accrual payments			100,000
Loss contingency estimate of potential losses			200,000
Gain contingency	$ 2,500,000
Strong Global Entertainment Inc [Member]
Product Information [Line Items]
Loss contingency accrual		300,000	300,000
Loss contingency accrual payments		100,000	100,000
Loss contingency estimate of potential losses		200,000	200,000
Gain contingency	$ 2,500,000
Legal fees		$ 250,000	$ 250,000
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | 10 Customer [Member] | FG Group Holdings Inc [Member]
Product Information [Line Items]
Concentration risk percentage			48.00%	49.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | 10 Customer [Member] | Strong Global Entertainment Inc [Member]
Product Information [Line Items]
Concentration risk percentage		50.00%	48.00%	52.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | 10 Customer [Member] | FG Group Holdings Inc [Member]
Product Information [Line Items]
Concentration risk percentage			47.00%	68.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | 10 Customer [Member] | Strong Global Entertainment Inc [Member]
Product Information [Line Items]
Concentration risk percentage		56.00%	49.00%	69.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | 10 Customer [Member] | FG Group Holdings Inc [Member]
Product Information [Line Items]
Concentration risk percentage			10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | 10 Customer [Member] | Strong Global Entertainment Inc [Member]
Product Information [Line Items]
Concentration risk percentage		10.00%	10.00%	10.00%